Nature of operations	12 Months Ended
Mar. 31, 2012
Nature of operations
1.	Nature of operations

Sony Corporation and its consolidated subsidiaries (hereinafter collectively referred to as “Sony”) are engaged in the development, design, manufacture, and sale of various kinds of electronic equipment, instruments, and devices for consumer, professional and industrial markets as well as game consoles and software. Sony’s primary manufacturing facilities are located in Asia including Japan. Sony also utilizes third-party contract manufacturers for certain products. Sony’s products are marketed throughout the world by sales subsidiaries and unaffiliated distributors as well as direct sales via the Internet. Sony is engaged in the development, production and acquisition, manufacture, marketing, distribution and broadcasting of image-based software, including motion picture, home entertainment and television products. Sony is also engaged in the development, production, manufacture, and distribution of recorded music. Further, Sony is also engaged in various financial services businesses, including life and non-life insurance operations through its Japanese insurance subsidiaries and banking operations through a Japanese Internet-based banking subsidiary. In addition to the above, Sony is engaged in a network services business and an advertising agency business in Japan.